Vessels, net (Tables)	12 Months Ended
Dec. 31, 2022
Vessels, net [Abstract]
Vessels, net
The amounts in the accompanying combined carve-out balance sheets are analyzed as follows:
	Vessel Cost	Accumulated depreciation	Net Book Value
Balance January 13, 2021	$—	$—	$—
Acquisitions, improvements, and other vessel costs	111,754,934	—	111,754,934
Period depreciation	—	(3,668,654)	(3,668,654)
Balance December 31, 2021	111,754,934	(3,668,654)	108,086,280
Acquisitions, improvements, and other vessel costs	385,729	—	385,729
Vessel disposal	(10,018,583)	599,930	(9,418,653)
Period depreciation	—	(6,567,178)	(6,567,178)
Balance December 31, 2022	$102,122,080	$(9,635,902)	$92,486,178